SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition - Disaggregation of revenue by revenue stream (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disaggregation of Revenue
Number of revenue streams | item	3
Total revenues	$ 68,600,378	$ 41,449,420	$ 23,369,292
SaaS/PaaS services
Disaggregation of Revenue
Total revenues	31,270,840	21,304,000	21,387,895
Real-time engagement services
Disaggregation of Revenue
Total revenues	14,841,071	15,344,241	21,387,895
SMS services
Disaggregation of Revenue
Total revenues	16,429,769	5,959,759
Cloud related services
Disaggregation of Revenue
Total revenues	12,196,823	2,657,900	1,143,360
Customized platform development services
Disaggregation of Revenue
Total revenues	10,284,571
Software license and other cloud related services
Disaggregation of Revenue
Total revenues	1,912,252	2,657,900	1,143,360
AI Solution services
Disaggregation of Revenue
Total revenues	$ 25,132,715	$ 17,487,520	$ 838,037